Inventories (Details) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Items Of Inventories
U.S. inventories at current cost	$ 280,875	$ 268,021
Foreign inventories at average cost	60,837	48,403
Inventory, Gross, Total	341,712	316,424
Less: Excess of current cost over LIFO cost for U.S. inventories	137,646	143,171
Inventories on consolidated balance sheets	204,066	173,253
Inventories (Textuals) [Abstract]
Decrease in cost of goods sold from LIFO Inventory Liquidation	5,300	23,500
Decrease in LIFO expense from LIFO Inventory Liquidation	7,000	19,200
Increase in gross profit from LIFO Inventory Liquidation	$ 12,300	$ 42,700